November 1, 2002


                               SCHWARTZ VALUE FUND
                     (A SERIES OF SCHWARTZ INVESTMENT TRUST)

                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 1, 2002


The   following   should   be  read  in   conjunction   with  How  to   Purchase
Shares--Contingent Deferred Sales Load beginning on page 7 of the Prospectus:

     The contingent deferred sales load is waived with respect to shares of the Fund held through (i) accounts established under "wrap" or other fee-based programs sponsored and maintained by registered investment advisers, broker-dealers or other financial intermediaries and approved by the Fund's principal underwriter, and (ii) self-directed defined contribution employee benefit plans (for example, 401(k) plans).




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                                                                November 1, 2002


                         AVE MARIA CATHOLIC VALUES FUND
                     (A SERIES OF SCHWARTZ INVESTMENT TRUST)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002


The   following   should  be  read  in   conjunction   with   Operation  of  the
Fund--Investment Adviser on page 8 of the Prospectus:

     Effective July 1, 2002, George P. Schwartz, CFA, President of Schwartz Investment Counsel, Inc. (the "Adviser"), has assumed day-to-day portfolio management responsibility for the Ave Maria Catholic Values Fund, of which he has been President since the Fund's inception on May 1, 2001. Mr. Schwartz has also been the Portfolio Manager of the Schwartz Value Fund (and its predecessor) since its inception in 1984.

     The previous day-to-day Portfolio Manager of the Ave Maria Catholic Values Fund was Gregg D. Watkins, CFA, who left the employ of the Adviser on June 30, 2002 to pursue other interests. Mr. Watkins had worked under the supervision of Mr. Schwartz since Mr. Watkins joined the Adviser in 2000.


The   following   should   be  read  in   conjunction   with  How  to   Purchase
Shares--Contingent Deferred Sales Load beginning on page 5 of the Prospectus:

     The contingent deferred sales load is waived with respect to shares of the Fund held through (i) accounts established under "wrap" or other fee-based programs sponsored and maintained by registered investment advisers, broker-dealers or other financial intermediaries and approved by the Fund's principal underwriter, and (ii) self-directed defined contribution employee benefit plans (for example, 401(k) plans).

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